Intangible assets (Details 2) ₪ in Millions	12 Months Ended
Jun. 30, 2019 ILS (₪)
Intangible Assets
Annual net discount rate after taxes	9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	₪ 53